Members' Equity (FY) (Details) $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 07, 2023 USD ($)	Mar. 04, 2020	Oct. 31, 2017 Vote	Mar. 31, 2020 USD ($) Vote shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Members' Equity [Abstract]
Capital contribution | $						$ 0	$ 0	$ 28,500
Number of new issued shares value | $					$ 0			28,500
Class A Units [Member]
Members' Equity [Abstract]
Number of votes per unit | Vote						1
Minimum percentage interest						70.00%
Units outstanding (in shares) | shares						7,725	7,725
Capital contribution | $						$ 7,700	$ 7,700
Percentage of preferred return on capital contributions		8.00%		8.00%
Number of new units assigned based on their percentage interest relative to the Class A Members (in shares) | shares				101
Class A-1 Units [Member]
Members' Equity [Abstract]
Number of votes per unit | Vote				1
Capital contribution | $				$ 30,000
Common units issued (in shares) | shares				730
Percentage of preferred return on capital contributions		4.00%		4.00%
Brokerage fee | $				$ 1,500
Number of new issued shares value | $	$ 2,500			$ 28,500
Class B Units [Member]
Members' Equity [Abstract]
Number of votes per unit | Vote			0
Units outstanding (in shares) | shares						2,322
Common units issued (in shares) | shares						0
Cliff vesting period						5 years
Percentage of collar removed				30.00%
Equity-based compensation expense | $							$ 20	$ 20
Common units, vested (in shares) | shares						0	1,918
Common units, forfeited (in shares) | shares						0
Class B Units [Member] | Maximum [Member]
Members' Equity [Abstract]
Awards vesting period						5 years
Class B Units [Member] | Minimum [Member]
Members' Equity [Abstract]
Awards vesting period						2 years